Leases (Details Narrative)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Leases
Discount rate	10.10%		10.00%
Remaining lease term	7 years 6 months	8 years 2 months 12 days